Income Taxes	12 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
Income Taxes

11. Income Taxes

Cayman Islands and British Virgin Islands

Pursuant to the current rules and regulations, the Cayman Islands and British Virgin Islands currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciations and there is no taxation in the nature of inheritance tax or estate duty. Therefore, the Company is not subject to any income tax in the Cayman Islands or British Virgin Islands.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income.

On 21 March 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on 28 March 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2 million of estimated assessable profits of the qualifying group entity will be taxed at 8.25%, and estimated assessable profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

The components of the income tax expense (benefit) are as follows:

	For the year ended March 31,
	2026	2025	2024
	USD	USD	USD
Current
Cayman Islands	-	-	-
British Virgin Islands	-	-	-
Hong Kong	-	232,596	234,631

Deferred
Cayman Islands	-	-	-
British Virgin Islands	-	-	-
Hong Kong	213,018	(3,079)	(5,413)
Total	213,018	229,517	229,218

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows:

	As of March 31,
	2026	2025
	USD	USD
Deferred tax assets
Right-of-use assets – finance lease	-	984
Provision for allowance of credit losses	889	11,845
Deferred tax liabilities
Accelerated tax depreciation on equipment	(201,079)	-
Net deferred tax (liabilities)/assets	(200,190)	12,829

	For the year ended March 31,
	2026	2025	2024
	USD	USD	USD
Profit before income taxes	(7,791,712)	1,505,399	1,525,421
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	(1,285,632)	248,391	251,694

Reconciling items:
Tax effect of income that is not taxable*	-	(404)	(938)
Tax effect of expense that is not deductible@	1,355,665	2,876	-
Tax effect of tax depreciation allowances and current-year tax losses of the operating subsidiary	142,985
Effect of two-tier tax rate	-	(21,154)	(21,154)
Statutory tax deduction#	-	(192)	(384)
Income tax expense	213,018	229,517	229,218

*	Income that is not taxable mainly consisted of the government subsidies which are non-taxable under Hong Kong income tax law.

@	Expense that is not deductible mainly consisted of share-based payment which is not tax-deductible under Hong Kong income tax law.

#	It represents a tax reduction granted by the Hong Kong SAR Government, subject to a maximum reduction of HK$1,500 and HK$3,000 for the years ended March 31, 2025 and 2024, respectively, for each business.